Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2023 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 27,363
2024
Guarantees, commitments and risks
Committed projects	7,655
2025
Guarantees, commitments and risks
Committed projects	7,023
2026
Guarantees, commitments and risks
Committed projects	3,562
2027
Guarantees, commitments and risks
Committed projects	2,075
Later than four years
Guarantees, commitments and risks
Committed projects	7,048
Expected capital investment and capital expenditure	€ 35,000